Basis of preparation	12 Months Ended
Dec. 31, 2021
Basis of preparation
Basis of preparation
2.    Basis of preparation

The consolidated financial statements have been prepared taking into consideration the historical cost model as the base value, except in the case of certain financial assets and liabilities that are measured at fair value.

The preparation of consolidated financial statements requires the use of certain critical accounting estimates. It also requires Getnet’s management to exercise judgment in the process of applying the adopted accounting policies. Those areas involving a higher degree of judgment and complexity, as well as those where assumptions and estimates are significant to the consolidated financial statements, are disclosed in notes.

The consolidated financial statements have been prepared and are presented in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

(a)     Other information

c.1) Adoption of new standards and interpretations

The following standard changes were adopted for the first time for the year beginning January 1, 2021:

• Amendments to IFRS 9, IAS 39, IFRS 7 “Financial Instruments”, IFRS 4 “Insurance Contracts” and IFRS 16 “Leases”:

The changes provided for in Phase 2 of the interbank offered rates (“IBOR)” reform address issues that may affect the Financial Statements during the reform of a benchmark interest rate, including the effects of changes in contractual cash flows or hedging relationships arising from the substitution of a rate for a alternative reference rate (replacement issues). The effective date of application of this change was January 1, 2021. Therefore, the implementations above had no significant impact on these Financial Statements.

Rules and interpretations that will come into effect after December 31, 2021

The IASB has disclosed some amendments to certain accounting standards that are not yet effective, and the Company and its subsidiaries have not early adopted for the preparation of these consolidated financial statements.

Amendments to IFRS  10 Consolidated Financial Statements and IAS 28 Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

The amendments to IFRS 10 and IAS 28 deal with situations where there is a sale or contribution of assets between an investor and its associate or joint venture. Specifically, the amendments state that gains or losses resulting from the loss of control of a subsidiary that does not contain a business in a transaction with an associate or a joint venture that is accounted for using the equity method, are recognized in the parent’s profit or loss only to the extent of the unrelated investors’ interests in that associate or joint venture. Similarly, gains and losses resulting from the remeasurement of investments retained in any former subsidiary (that has become an associate or a joint venture that is accounted for using the equity method) to fair value are recognized in the former parent’s profit or loss only to the extent of the unrelated investors interests in the new associate or joint venture.

The effective date of the amendments has not been set by the IASB yet; however, early adoption of the changes is allowed. Getnet is assessing the possible impacts of adopting this standard.

Amendments to IAS 1 Classification of Liabilities as Current or Non-current

The amendments to IAS 1 affect only the presentation of liabilities as current or non-current in the statement of financial position and not the amount or timing of recognition of any asset, liability, income or expenses, or the information disclosed about those items.

 The amendments clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period, specify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability, explain that rights are in existence if covenants are complied with at the end of the reporting period, and introduce a definition of settlement to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.

The amendments are effective retrospectively for annual periods beginning on or after January 1, 2023, with early adoption permitted. Getnet is assessing the possible impacts of adopting this standard.

Amendments to IFRS 3 Business Combinations - Reference to the Conceptual Framework

The amendments update IFRS 3 so that it refers to the 2018 Conceptual Framework instead of the 1989 Framework. They also add to IFRS 3 requirement that, for obligations within the scope of IAS 37, an acquirer applies IAS 37 to determine whether at the acquisition date a present obligation exists as a result of past events. For a levy that would be within the scope of IFRIC 21 Levies, the acquirer applies IFRIC 21 to determine whether the obligating event that gives rise to a liability to pay the levy has occurred by the acquisition date.

Finally, the amendments add an explicit statement that an acquirer does not recognize contingent assets acquired in a business combination.

The amendments are effective for business combinations for which the date of acquisition is on or after the beginning of the first annual period beginning on or after January 1, 2022. Early application is permitted if an entity also applies all other updated references (published together with the updated Conceptual Framework) at the same time or earlier. Getnet is assessing the possible impacts of adopting this standard.

Amendments to IAS 16 Property, Plant and Equipment—Proceeds before Intended Use

The amendments prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced before that asset is available for use, i.e. proceeds while bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Consequently, an entity recognizes such sales proceeds and related costs in profit or loss. The entity measures the cost of those items in accordance with IAS 2 Inventories.

The amendments also clarify the meaning of ‘testing whether an asset is functioning properly’. IAS 16 now specifies this as assessing whether the technical and physical performance of the asset is such that it is capable of being used in the production or supply of goods or services, for rental to others, or for administrative purposes.

If not presented separately in the comprehensive income statement, the financial statements should disclose the amounts of the resources and costs included in the income corresponding to the items produced that are not a product of the entity's ordinary activities, and whose item in the comprehensive income statement includes these resources and costs.

The amendments are applied retrospectively, but only to items of property, plant and equipment that are brought to the location and condition necessary for them to be capable of operating in the manner intended by management on or after the beginning of the earliest annual period presented in the financial statements in which the entity first applies the amendments.

The entity shall recognize the cumulative effect of initially applying the amendments as an adjustment to the opening balance of retained earnings (or other component of equity, as appropriate) at the beginning of that earliest annual period presented.

The amendments are effective for annual periods beginning on or after January 1, 2022, with early application permitted. Getnet is assessing the possible impacts of adopting this standard.

Amendments to IAS 37 Onerous contracts—cost of fulfilling a contract

The amendments specify that the ‘cost of fulfilling’ a contract comprises the ‘costs that relate directly to the contract’. Costs that relate directly to a contract consist of both the incremental costs of fulfilling that contract (examples would be direct labor or materials) and an allocation of other costs that relate directly to fulfilling contracts (an example would be the allocation of the depreciation charge for an item of property, plant and equipment used in fulfilling the contract).

The amendments apply to contracts for which the entity has not yet fulfilled all its obligations at the beginning of the annual period in which the entity first applies the amendments. Comparatives are not restated. Instead, the entity shall recognize the cumulative effect of initially applying the amendments as an adjustment to the opening balance of retained earnings or other component of equity, as appropriate, at the date of initial application.

The amendments are effective for annual periods beginning on or after January 1, 2022, with early application permitted. Getnet is assessing the possible impacts of adopting this standard.

IFRS 17 Insurance Contracts

In May 2017, the IASB issued the IFRS for insurance contracts that aims to replace IFRS 4. The implementation date of IFRS 17 is January 1, 2023. This standard is intended to demonstrate greater transparency and information useful in financial statements, one of the main changes being the recognition of earnings as the measure of delivery of insurance services, in order to assess the performance of insurers over time. Getnet is evaluating the possible impacts when adopting the standard.

IAS 12 Income Taxes

The amendments to IAS 12 Income Taxes require companies to recognise deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. They will typically apply to transactions such as leases of lessees and decommissioning obligations and will require the recognition of additional deferred tax assets and liabilities. The amendments to IAS 12 are effective as of January 1, 2023.

IAS 8 Accounting Policies, changes in accounting estimates and errors

Changes in accounting estimates and errors, which use a consistent definition of materiality for the purpose of making material judgements and deciding on the information to be included in the financial statements. The amendments to IAS 1 are effective as of January 1, 2023.

Annual Improvements to IFRS Standards 2018 - 2020 - to be adopted beginning January 1, 2022

IFRS 9 Financial Instruments

The amendment clarifies that in applying the ‘10 percent’ test to assess whether to derecognize a financial liability, an entity includes only fees paid or received between the entity (the borrower) and the lender, including fees paid or received by either the entity or the lender on the other’s behalf.

The amendment is applied prospectively to modifications and exchanges that occur on or after the date the entity first applies the amendment.

The amendment is effective for annual periods beginning on or after January 1, 2022, with early application permitted. Getnet is assessing the possible impacts of adopting this standard.

According to management’s opinion, there are no other standards or interpretations issued and not yet adopted that could have a material impact on the profit or loss for the year or the equity disclosed by the Company and its subsidiaries.

2.1. Consolidation

The Company consolidates all entities over which it has the capacity to exercise control, i.e., when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to direct the investee’s relevant operations.

The subsidiaries included in consolidation are the following:

Subsidiary	Type	Equity interest %
Auttar H.U.T. Processamento de Dados Ltda. (“Auttar”)	Subsidiary	100%
Getnet Sociedade de Crédito Direto S.A (“SCD”)	Subsidiary	100%
Eyemobile Tecnologia S.A. (“Eyemobile”) (1)	Subsidiary	60%

(1)    On May 12, 2021, Getnet Adquirência e Serviços para Meios de Pagamentos S.A. entered into an investment and other agreements with Eyemobile, as consenting intervening party, establishing the terms of the negotiation for the purchase and sale of the shares representing Eyemobile's capital stock. The control acquisition was concluded on August 3, 2021, so that Getnet now holds 60% of Eyemobile's voting shares for the amount of R$19,415, corresponding to the equity value of the shares on the purchase date, plus the amount of the contribution of the shares paid up upon subscription. The Company's corporate purpose is to explore the development and licensing of customizable computer programs, the rental of office machines and equipment, and the specialized retail trade of computer equipment and supplies.

Accounting policy

The accounting policies below are applied in the preparation of the consolidated financial statements:

Subsidiaries

Subsidiaries are all entities over which Getnet holds control. Subsidiaries are consolidated from the date on which control is transferred to Getnet. Consolidation is discontinued when control no longer exists.

Identifiable assets acquired and liabilities and contingent liabilities assumed in the acquisition of a subsidiary are initially measured at their fair values at the acquisition date.

All intragroup transactions, balances and unrealized gains are eliminated on consolidation.  Unrealized losses are also eliminated, unless the transaction provides evidence of impairment of the transferred asset. The subsidiaries’ accounting policies are amended according to Getnet’s accounting policies, as applicable.

2.2. Functional and presentation currency

Items included in the financial statements of each investee controlled by Getnet are measured using the currency of the main economic environment in which it operates (“functional currency”).

The consolidated financial statements are presented in Brazilian reais (R$), which is Getnet’s functional and presentation currency.